Share capital	6 Months Ended
Jun. 30, 2026
Share capital [Abstract]
Share capital
11.	Share capital

Number of outstanding shares
At December 31, 2025	62,029,395
Share issue from offering	6,527,779
Share option exercise[1]	85,113
At June 30, 2026	68,642,287

[1] See Note 13

In April 2026, the Group completed an underwritten offering of its ordinary shares in which it issued and sold an aggregate of 6,527,779 ordinary shares at a price of $18.00 per share. The estimated net proceeds of the underwritten offering were $111.2 million, after deducting underwriting discounts and estimated directly attributable transaction costs.